MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	$ 1,564,860
Balance, end of year	1,522,919	$ 1,564,860
Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	1,604,554	1,279,327
Additions	25,319	328,866
Transfer from construction in progress to inventory		(8,192)
Reversal (Recoveries) of BCMETC		4,553
Balance, end of year	1,629,873	1,604,554
Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(39,694)	(8,870)
Depreciation and depletion	67,260	30,824
Balance, end of year	(106,954)	(39,694)
Mineral properties
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	792,595
Balance, end of year	761,637	792,595
Mineral properties | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	807,519	382,294
Additions	641
Transfer from construction in progress to mineral properties	4,467	420,419
Reversal (Recoveries) of BCMETC		4,806
Balance, end of year	812,627	807,519
Mineral properties | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(14,924)
Depreciation and depletion	36,066	14,924
Balance, end of year	(50,990)	(14,924)
Construction in progress
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	5,723
Balance, end of year	9,183	5,723
Construction in progress | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	5,723	633,181
Additions	17,935	324,641
Transfer from construction in progress to inventory		(8,192)
Transfer from construction in progress to plant and equipment	(10,008)	(523,488)
Transfer from construction in progress to mineral properties	(4,467)	(420,419)
Balance, end of year	9,183	5,723
Plant and equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	520,079
Balance, end of year	500,092	520,079
Plant and equipment | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	544,849	21,064
Additions	1,199	297
Transfer from construction in progress to plant and equipment	10,008	523,488
Balance, end of year	556,056	544,849
Plant and equipment | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(24,770)	(8,870)
Depreciation and depletion	31,194	15,900
Balance, end of year	(55,964)	(24,770)
Exploration and evaluation assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	246,463
Balance, end of year	252,007	246,463
Exploration and evaluation assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	246,463	242,788
Additions	5,544	3,928
Reversal (Recoveries) of BCMETC		(253)
Balance, end of year	$ 252,007	$ 246,463